UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 950 Third Avenue, 28th Floor
         New York, NY  10022

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     212 -752-6255

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     New York, NY     October 16, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $117,438 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1651    38805 SH       SOLE                    38805        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     1474    44000 SH       SOLE                    44000        0        0
AMGEN INC                      COM              031162100     9046   140200 SH       SOLE                   140200        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      901      361 SH       SOLE                      361        0        0
BIOVAIL CORP                   COM              09067J109     2638    71000 SH       SOLE                    71000        0        0
BLOCK H & R INC                COM              093671105     9164   212372 SH       SOLE                   212372        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    10763   168700 SH       SOLE                   168700        0        0
CISCO SYS INC                  COM              17275R102     5240   267500 SH       SOLE                   267500        0        0
COCA COLA CO                   COM              191216100      402     9358 SH       SOLE                     9358        0        0
CORNING INC                    COM              219350105      320    34000 SH       SOLE                    34000        0        0
FOREST LABS INC                COM              345838106     3498    67980 SH       SOLE                    67980        0        0
GENERAL ELEC CO                COM              369604103     1585    53185 SH       SOLE                    53185        0        0
IMCLONE SYS INC                COM              45245W109     4247   109100 SH       SOLE                   109100        0        0
J P MORGAN CHASE & CO          COM              46625H100     3932   114525 SH       SOLE                   114525        0        0
JOHNSON & JOHNSON              COM              478160104    13847   279632 SH       SOLE                   279632        0        0
MASSEY ENERGY CORP             COM              576206106      269    20200 SH       SOLE                    20200        0        0
MERCK & CO INC                 COM              589331107      996    19675 SH       SOLE                    19675        0        0
MICROSOFT CORP                 COM              594918104     2293    82484 SH       SOLE                    82484        0        0
MYLAN LABS INC                 COM              628530107     4190   162600 SH       SOLE                   162600        0        0
ONLINE RES CORP                COM              68273G101     8129  1153000 SH       SOLE                  1153000        0        0
PAYCHEX INC                    COM              704326107     5683   166650 SH       SOLE                   166650        0        0
PFIZER INC                     COM              717081103     1110    36531 SH       SOLE                    36531        0        0
PIMCO FDS PAC INVT MGMT SER TO MUTUAL FUNDS     693390445      957    87863 SH       SOLE                    87863        0        0
SANOFI-SYNTHELABO              SPONSORED ADR    80105N105     4971   164500 SH       SOLE                   164500        0        0
SCHERING PLOUGH CORP           COM              806605101     7297   478800 SH       SOLE                   478800        0        0
TRIBUNE CO NEW                 COM              896047107     3391    73884 SH       SOLE                    73884        0        0
ZIMMER HLDGS INC               COM              98956P102     9444   171400 SH       SOLE                   171400        0        0